Consolidated statements of changes in equity - USD ($) $ in Millions	Total		Equity attributable to equity holder of the Group	Share capital	Translation of foreign operations	Other reserves		Retained profits	Non-controlling interests
Equity, beginning balance at Dec. 31, 2016	$ 957		$ 948	$ 1,664	$ (505)	$ (1,483)	[1]	$ 1,272	$ 9
Total comprehensive income (loss) for the year:
Profit (loss) after income tax	439	[2]	437					437	2
Remeasurement of defined benefit plans, net of income tax	154	[2]	154			154	[1]
Foreign currency translation reserve	78	[2]	78		78
Reclassification of foreign currency translation reserve upon disposal of businesses	25	[2]	25		25
Total comprehensive income (loss) for the year	696	[2]	694		103	154	[1]	437	2
Change upon sale of businesses	0					3	[1]	(3)
Dividends paid to non-controlling interests	(1)								(1)
Equity, ending balance at Dec. 31, 2017	1,652		1,642	1,664	(402)	(1,326)	[1]	1,706	10
Total comprehensive income (loss) for the year:
Profit (loss) after income tax	(5)	[2]	(7)					(7)	2
Remeasurement of defined benefit plans, net of income tax	22	[2]	22			22	[1]
Foreign currency translation reserve	(63)	[2]	(63)		(63)
Reclassification of foreign currency translation reserve upon disposal of businesses	23	[2]	23		23
Total comprehensive income (loss) for the year	(23)	[2]	(25)		(40)	22	[1]	(7)	2
Change upon sale of businesses	0					12	[1]	(12)
Dividends paid to non-controlling interests	(3)								(3)
Equity, ending balance at Dec. 31, 2018	1,626		1,617	1,664	(442)	(1,292)	[1]	1,687	9
Total comprehensive income (loss) for the year:
Profit (loss) after income tax	106		107					107	(1)
Remeasurement of defined benefit plans, net of income tax	162		162			162	[1]
Foreign currency translation reserve	14		14		14
Reclassification of foreign currency translation reserve upon disposal of businesses	74	[2]	74		74
Total comprehensive income (loss) for the year	356		357		88	162	[1]	107	(1)
Change upon sale of businesses	(4)					247	[1]	(247)	(4)
Dividends paid to non-controlling interests	(1)								(1)
Equity, ending balance at Dec. 31, 2019	$ 1,977		$ 1,974	$ 1,664	$ (354)	(883)	[1]	$ 1,547	$ 3
Total comprehensive income (loss) for the year:
Reduction in equity from common control transactions						1,561
Amount transferred into retained profits						$ 241

[1]	Balances included the cumulative reduction in equity of $1,561 million from common control transactions, adjusted for subsequent disposals of businesses acquired under common control transactions, with the remainder consisting of the cumulative remeasurement of defined benefit plans.
[2]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.